Digital Assets (Details) - Schedule of digital asset activity from continuing and discontinued operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Schedule Of Digital Asset Activity From Continuing And Discontinued Operations Abstract
Opening Balance	$ 218	$ 105	$ 5,202	$ 24	$ 24		$ 25
Revenue from mining					12,534	[1]	1,868
Received for membership interest							46
Payment of Mining equipment under lease to buy arrangement					(1,091)
Mining pool operating fees	8	31	41	96	(129)		(4)
Management fees					(321)		(189)
Transaction fees	(20)		(132)		(26)
Owners’ distributions					(1,521)		(1,211)
Digital asset impairment	(71)	(325)	(2,494)	(325)	(704)
Proceeds from sale of digital assets	(1,068)	(339)	(8,023)	(3,670)	(3,670)		(555)
Realized gain on sale of digital assets	227	3	1,498	91	106		44
Ending Balance	$ 87	$ 2,334	$ 87	$ 2,334	$ 5,202		$ 24

[1]	Of the $12.5 million revenue from mining, $4.4 million in continuing operations and $8.1 million in discontinued operations. The $1.8 million in 2020 is included in discontinued operations.